NON-EXEMPT TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Tax Status [Line Items]
NON-EXEMPT TRANSACTIONS	NON-EXEMPT TRANSACTIONS
For the 2025 Plan year, participant contributions and participant loan repayments totaling $139,647 were remitted late to the Plan in 2025. Subsequently, lost earnings associated with the delays in participant contributions and participant loan repayments were remitted to the Plan in 2026.